Basis of Presentation and Our Segments (Schedule of Quarterly Reporting) (Details)	3 Months Ended			4 Months Ended
	Sep. 07, 2024	Jun. 15, 2024	Mar. 23, 2024	Dec. 28, 2024
U.S. and Canada
Segment Reporting Information [Line Items]
Quarterly reporting calendar, period	84 days	84 days	84 days	119 days
International Divisions
Segment Reporting Information [Line Items]
Quarterly Financial Information, Reporting Calendar, Period	June, July and August	March, April and May	January and February	September, October, November and December